STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock	Additional Paid-in Capital	Common Stock Subscribed	Stock Subscriptions Receivable	Deferred Compensation	Other Comprehensive Income (Loss)	Accumulated Deficit	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 73,061	$ 17,845,563	$ 0	$ 0	$ 0	$ 0	$ (114,175)	$ (20,571,220)	$ (2,766,771)
Beginning Balance, Shares at Dec. 31, 2009	73,062,205
Issuance of common stock for services: Feb 2010 - $0.07 per share, Amount	200	13,800							14,000
Issuance of common stock for services: Feb 2010 - $0.07 per share, Shares	200,000
Issuance of common stock for services: Nov 2010 - $0.05 per share, Amount	800	43,200							44,000
Issuance of common stock for services: Nov 2010 - $0.05 per share, Shares	800,000
Issuance of common stock for debt settlement: Feb 2010 - $0.07 per share, Amount	1,157	79,843							81,000
Issuance of common stock for debt settlement: Feb 2010 - $0.07 per share, Shares	1,157,143
Issuance of common stock for debt settlement: Jun 2010 - $0.06 per share, Amount	420	24,780							25,200
Issuance of common stock for debt settlement: Jun 2010 - $0.06 per share, Shares	420,000
Issuance of common stock for debt settlement: Sep 2010 - $0.06 per share, Amount	350	20,650							21,000
Issuance of common stock for debt settlement: Sep 2010 - $0.06 per share, Shares	350,000
Issuance of common stock for cash: Jan 2010 - $0.0714per share, Amount	90,460	6,370,940							6,461,400
Issuance of common stock for cash: Jan 2010 - $0.0714per share, Shares	90,459,600
Finder fees & Shares issue costs on financing		(1,546,238)							(1,546,238)
Issuance of common stock pursuant to the exercise of stock options: Feb 2010 - $0.001 per share, Amount	920								920
Issuance of common stock pursuant to the exercise of stock options: Feb 2010 - $0.001 per share, Shares	920,000
Issuance of common stock pursuant to the exercise of stock options: Apr 2010 - $0.001 per share, Amount	284								284
Issuance of common stock pursuant to the exercise of stock options: Apr 2010 - $0.001 per share, Shares	284,000
Issuance of common stock pursuant to the exercise of stock options: Sep 2010 - $0.001 per share, Amount	189								189
Issuance of common stock pursuant to the exercise of stock options: Sep 2010 - $0.001 per share, Shares	188,300
Fair value of options granted		1,598,845							1,598,845
Issuance of common stock pursuant to the exercise of warrants for cash: Warrants exercised with cashless feature, Amount	348	(348)							0
Issuance of common stock pursuant to the exercise of warrants for cash: Warrants exercised with cashless feature, Shares	347,727
Fair value of warrants modified		23,376							23,376
Net loss for the year ended								(3,249,729)	(3,249,729)
Ending Balance, Amount at Dec. 31, 2010	168,189	24,474,411	0	0	0	0	(114,175)	(23,820,949)	707,476
Ending Balance, Shares at Dec. 31, 2010	168,188,975
Issuance of common stock for services: Feb 2011 - $0.07 per share, Amount	1,000	69,000							70,000
Issuance of common stock for services: Feb 2011 - $0.07 per share, Shares	1,000,000
Issuance of common stock for services: Apr 2011 - $0.05 per share, Amount	150	7,350							7,500
Issuance of common stock for services: Apr 2011 - $0.05 per share, Shares	150,000
Issuance of common stock for services: Jun 2011 - $0.035 per share, Amount	300	10,200							10,500
Issuance of common stock for services: Jun 2011 - $0.035 per share, Shares	300,000
Issuance of common stock for services: Jun 2011 - $0.04 per share, Amount	2,500	97,500							100,000
Issuance of common stock for services: Jun 2011 - $0.04 per share, Shares	2,500,000
Issuance of common stock for services: Jul 2011 - $0.036 per share, Amount	750	26,250							27,000
Issuance of common stock for services: Jul 2011 - $0.036 per share, Shares	750,000
Issuance of common stock for services: Sept 2011 - $ 0.027 per share, Amount	833	21,667							22,500
Issuance of common stock for services: Sept 2011 - $ 0.027 per share, Shares	833,333
Issuance of common stock for services: Oct 2011- $0.032 per share, Amount	833	25,833							26,666
Issuance of common stock for services: Oct 2011- $0.032 per share, Shares	833,333
Issuance of common stock for services: Oct 2011 - $0.05 per share, Amount	1,200	58,800							60,000
Issuance of common stock for services: Oct 2011 - $0.05 per share, Shares	1,200,000
Issuance of common stock for services: Nov 2011 - $0.02 per share, Amount	982	18,649							19,631
Issuance of common stock for services: Nov 2011 - $0.02 per share, Shares	981,466
Issuance of common stock for services: Nov 2011 - $ 0.020 per share, Amount	833	15,833							16,666
Issuance of common stock for services: Nov 2011 - $ 0.020 per share, Shares	833,334
Issuance of common stock pursuant to the exercise of stock options: Apr 2011 - $0.001 per share, Amount	2,288								2,288
Issuance of common stock pursuant to the exercise of stock options: Apr 2011 - $0.001 per share, Shares	2,288,157
Issuance of common stock pursuant to the exercise of warrants for cash: Fair value of options granted		367,410							367,410
Repurchase of shares to settle loan receivable, Amount	(833)	(19,167)							(20,000)
Repurchase of shares to settle loan receivable, Shares	(833,334)
Net loss for the year ended								(2,571,399)	(2,571,399)
Ending Balance, Amount at Dec. 31, 2011	$ 179,025	$ 25,173,736	$ 0	$ 0	$ 0	$ 0	$ (114,175)	$ (26,392,348)	$ (1,153,763)
Ending Balance, Shares at Dec. 31, 2011	179,025,264